General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salaries and benefits
Total general and administrative	$ 35,831	$ 35,119	[1]
Corporate [Member]
Salaries and benefits
Salaries and benefits	14,895	14,205
Depreciation	1,154	1,102
Professional fees	1,680	3,376
Business travel	950	219
Director fees	1,109	1,096
Employer health tax	840	750
Audit and Regulatory	2,845	2,937
Insurance	2,135	1,771
Other	3,469	3,100
General and administrative before equity settled stock based compensation	29,077	28,556
Subsidiaries [member]
Salaries and benefits
Salaries and benefits	4,327	4,039
Depreciation	434	408
Professional fees	539	797
Business travel	242	33
Director fees	200	200
Insurance	44	36
Other	968	1,050
General and administrative before equity settled stock based compensation	6,754	6,563
Total general and administrative	$ 35,831	$ 35,119

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.